CONVERTIBLE NOTE PAYABLE (Tables)	9 Months Ended
Sep. 30, 2014
CONVERTIBLE NOTE PAYABLE [Abstract]
Schedule of Converitble Debt, Activity [Table Text Block]
RM-DC Note	$543,479
MP Note	105,000
Total value principal	648,479
Less: repayment of principal	-
Less: discount related to fair value of the embedded conversion feature	(552,701)
Less: discount related to original issue discount	(68,482)
Add: amortization of discount	134,536
Carrying value at September 30, 2014	$161,832